Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Transactions with Related Parties

NOTE 12: TRANSACTIONS WITH RELATED PARTIES

Management fees: Pursuant to a management agreement dated June 7, 2017, as amended on November 23, 2017 and further amended on April 23, 2018, the Manager provides commercial and technical management services to the Company’s vessels. The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party. The fee for the ship management services provided by the Manager is a daily fee of US $6.1 for containerships from 3,000 TEU up to 5,500 TEU and $7.4 for containerships from 8,000 TEU up to 10,000 TEU. This fixed daily fee covers all of our vessels operating expenses, other than certain extraordinary fees and costs. Drydocking and special survey are paid to the Manager at cost. Total management fees included for the year ended December 31, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017, under the respective agreement amounted to $53,772 and $16,488, respectively, and are presented under “Management fees (entirely through related parties transactions)” in the consolidated statements of income.

General & administrative expenses: Pursuant to the Administrative Services Agreement dated June 7, 2017, the Manager also provides administrative services to Navios Containers L.P., which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party.  Total general and administrative fees charged by the Manager for the year ended December 31, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017 amounted to $6,638 and $1,868 and are presented under “General and administrative expenses” in the consolidated statements of income.

Balance due from related parties: Balance due from related parties as of December 31, 2018 and December 31, 2017 was $7,862 and $11,408 respectively. As of December 31, 2017, the short-term amounts due from Navios Holdings amounted to $5,643 and the long-term to $5,765. There were no short-term amounts due from Navios Holdings as of December 31, 2018. The balances mainly consisted of special survey and drydocking expenses for certain vessels of our fleet, as well as management fees, in accordance with the Management Agreement.

Balance due to related parties: Balance due to related parties as of December 31, 2018 was $4,065, which represented the current amount payable to Navios Holdings and its subsidiaries. The balance mainly consisted of payables for drydock and special survey expenses. Amounts due to related parties as of December 31, 2017 was $0.

Consideration payable to Navios Partners: The Company used the proceeds of the private placement on June 8, 2017, to acquire five 4,250 TEU vessels from Navios Partners for a total purchase price of $64,000. The payment terms included a $24,000 sellers’ credit by Navios Partners for a period of up to 90 days at LIBOR plus 375 bps. On June 30, 2017 and August 29, 2017, the Company paid to Navios Partners $10,000 and $14,000, respectively, in relation to this agreement. As of December 31, 2018 and 2017, the amount due and the interest payable to Navios Partners related to this agreement was $0. Interest expense for the year ended December 31, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017 amounted to $0 and $189, respectively and is included in “Interest expense and finance cost, net” in the consolidated statements of income.

Omnibus Agreement: On June 7, 2017, the Company entered into an omnibus agreement with Navios Acquisition, Navios Holdings and Navios Partners pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have granted a right of first refusal over any containerships to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings and Navios Partners or any of their controlled affiliates to compete with the Company under specified circumstances.